COMPARATIVE FIGURES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Systems revenue	$ 17,591	$ 36,459	$ 47,285
Services revenue	$ 11,300	$ 9,583	$ 5,107